Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Communication Services (13.7%)
*	Spotify Technology SA	167,584	83,851
*	Live Nation Entertainment Inc.	568,774	82,728
	TKO Group Holdings Inc.	399,458	80,922
*	Roku Inc.	641,006	61,024
*	Reddit Inc. Class A	309,173	55,735
*	Warner Bros Discovery Inc.	1,422,927	39,187
			403,447
Consumer Discretionary (21.2%)
	Wingstop Inc.	366,625	97,313
	Royal Caribbean Cruises Ltd.	268,328	87,113
*	DoorDash Inc. Class A	364,014	74,484
*	Chipotle Mexican Grill Inc.	1,724,651	67,037
*	Coupang Inc.	3,118,991	62,879
	Wyndham Hotels & Resorts Inc.	837,609	60,969
	Starbucks Corp.	571,676	52,566
*	Carvana Co.	129,353	51,885
*	Global-e Online Ltd.	1,144,767	41,841
*	Norwegian Cruise Line Holdings Ltd.	1,331,231	29,234
			625,321
Energy (2.1%)
	Targa Resources Corp.	200,686	40,334
	Cheniere Energy Inc.	102,677	21,718
			62,052
Financials (9.3%)
	LPL Financial Holdings Inc.	221,276	80,655
*	Corpay Inc.	181,332	57,053
*	Affirm Holdings Inc.	873,346	52,663
	Evercore Inc. Class A	130,473	46,092
*	SoFi Technologies Inc.	1,618,473	36,917
			273,380
Health Care (8.0%)
	Cencora Inc.	215,124	77,277
*	IDEXX Laboratories Inc.	65,027	43,598
*	Alnylam Pharmaceuticals Inc.	95,269	32,207
*	Alphatec Holdings Inc.	1,901,687	28,202
*	Insulet Corp.	108,035	27,636
*	Insmed Inc.	174,947	27,444
			236,364
Industrials (20.9%)
	Howmet Aerospace Inc.	372,678	77,547
*	Bloom Energy Corp. Class A	478,223	72,389
	Westinghouse Air Brake Technologies Corp.	296,940	68,338
*	Uber Technologies Inc.	844,786	67,625
*	Rocket Lab Corp.	759,498	60,813
	Rollins Inc.	957,123	60,624
	BWX Technologies Inc.	290,009	59,576
*	Grab Holdings Ltd. Class A	12,384,553	53,254
	EMCOR Group Inc.	68,939	49,686
*	Axon Enterprise Inc.	93,854	45,386
			615,238
Information Technology (18.9%)
*	Q2 Holdings Inc.	1,246,256	76,333
*	Varonis Systems Inc.	2,516,816	75,102
*	Lumentum Holdings Inc.	176,566	69,186
*	CyberArk Software Ltd.	151,860	65,426
*	nCino Inc.	2,835,357	60,535
	MKS Inc.	247,561	58,278

		Shares	Market Value ($000)
*	MongoDB Inc.	96,422	35,804
*	Monday.com Ltd.	306,556	35,177
*	Cloudflare Inc. Class A	186,377	33,054
*	Okta Inc.	307,896	26,011
*	PAR Technology Corp.	794,649	20,828
			555,734
Real Estate (3.0%)
*	CoStar Group Inc.	1,449,639	89,153
Utilities (1.6%)
*	Talen Energy Corp.	137,197	47,794
Total Common Stocks (Cost $2,943,017)			2,908,483
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 3.704% (Cost $42,025)	420,245	42,025
Total Investments (100.1%) (Cost $2,985,042)			2,950,508
Other Assets and Liabilities—Net (-0.1%)			(1,857)
Net Assets (100%)			2,948,651
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at January 31, 2026.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.